Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000017533 | Lasertec Corp.FR_650626906
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017533 | Siemens Energy AGFR_ACI1RCRC2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017533 | SBI Holdings, Inc.FR_630946903
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017533 | Toronto-Dominion BankFR_891160954
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017533 | CaixaBank SAFR_B283W9907
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017533 | Ipsen SAFR_B0R7JF902
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017533 | Sanofi SAFR_567173901
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017533 | BNP Paribas SAFR_730968906
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017533 | Asahi Kasei Corp.FR_605460005
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017533 | Allianz SEFR_523148906
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017533 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017533 | China
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017533 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017533 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017533 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017533 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017533 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017533 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017533 | Finland
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017533 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017533 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017533 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017533 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017533 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017533 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017533 | France
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017533 | Spain
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000017533 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000017533 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000017533 | Canada
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000017533 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000260453 | Lasertec Corp.FR_650626906
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000260453 | Siemens Energy AGFR_ACI1RCRC2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000260453 | SBI Holdings, Inc.FR_630946903
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000260453 | Toronto-Dominion BankFR_891160954
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000260453 | CaixaBank SAFR_B283W9907
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000260453 | Ipsen SAFR_B0R7JF902
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000260453 | Sanofi SAFR_567173901
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000260453 | BNP Paribas SAFR_730968906
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000260453 | Asahi Kasei Corp.FR_605460005
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000260453 | Allianz SEFR_523148906
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000260453 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000260453 | China
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000260453 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000260453 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000260453 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000260453 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000260453 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000260453 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000260453 | Finland
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000260453 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000260453 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000260453 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000260453 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000260453 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000260453 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000260453 | France
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000260453 | Spain
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000260453 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000260453 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000260453 | Canada
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000260453 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000017534 | Intel Corp.FR_458140100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017534 | ON Semiconductor Corp.FR_682189105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017534 | Arista Networks, Inc.FR_040413205
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017534 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017534 | Hewlett Packard Enterprise Co.FR_42824C109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017534 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017534 | Lam Research Corp.FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017534 | Zoom Communications, Inc.FR_98980L101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017534 | Applied Materials, Inc.FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017534 | Twilio, Inc.FR_90138F102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017534 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000017534 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000017534 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017534 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017534 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017534 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017534 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017534 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017534 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017534 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000158301 | Intel Corp.FR_458140100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000158301 | ON Semiconductor Corp.FR_682189105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000158301 | Arista Networks, Inc.FR_040413205
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000158301 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000158301 | Hewlett Packard Enterprise Co.FR_42824C109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000158301 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000158301 | Lam Research Corp.FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000158301 | Zoom Communications, Inc.FR_98980L101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000158301 | Applied Materials, Inc.FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000158301 | Twilio, Inc.FR_90138F102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158301 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000158301 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000158301 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000158301 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000158301 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000158301 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000158301 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000158301 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000158301 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000158301 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017535 | Arista Networks, Inc.FR_040413205
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017535 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017535 | Lam Research Corp.FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017535 | Applied Materials, Inc.FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017535 | Twilio, Inc.FR_90138F102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017535 | Marvell Technology, Inc.FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017535 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017535 | Amphenol Corp.FR_032095101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017535 | Teradyne, Inc.FR_880770102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017535 | KLA Corp.FR_482480100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017535 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000017535 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000017535 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017535 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017535 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000017535 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017535 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017535 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017535 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017535 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000158302 | Arista Networks, Inc.FR_040413205
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000158302 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000158302 | Lam Research Corp.FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000158302 | Applied Materials, Inc.FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000158302 | Twilio, Inc.FR_90138F102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000158302 | Marvell Technology, Inc.FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000158302 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000158302 | Amphenol Corp.FR_032095101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000158302 | Teradyne, Inc.FR_880770102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000158302 | KLA Corp.FR_482480100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000158302 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000158302 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000158302 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000158302 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000158302 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000158302 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000158302 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000158302 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000158302 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000158302 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000195216 | EZCORP, Inc.FR_302301106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000195216 | Constellium SEFR_F21107101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000195216 | Allient, Inc.FR_019330109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000195216 | Benchmark Electronics, Inc.FR_08160H101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000195216 | Hamilton Insurance Group Ltd.FR_G42706104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000195216 | Resideo Technologies, Inc.FR_76118Y104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000195216 | Photronics, Inc.FR_719405102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000195216 | Par Pacific Holdings, Inc.FR_69888T207
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000195216 | Green Plains, Inc.FR_393222104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000195216 | EnerSysFR_29275Y102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000195216 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000195216 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000195216 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000195216 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000195216 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000195216 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000195216 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000195216 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000195216 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000195216 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000260455 | EZCORP, Inc.FR_302301106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000260455 | Constellium SEFR_F21107101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000260455 | Allient, Inc.FR_019330109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000260455 | Benchmark Electronics, Inc.FR_08160H101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000260455 | Hamilton Insurance Group Ltd.FR_G42706104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000260455 | Resideo Technologies, Inc.FR_76118Y104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000260455 | Photronics, Inc.FR_719405102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000260455 | Par Pacific Holdings, Inc.FR_69888T207
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000260455 | Green Plains, Inc.FR_393222104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000260455 | EnerSysFR_29275Y102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000260455 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000260455 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000260455 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000260455 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000260455 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000260455 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000260455 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000260455 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000260455 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000260455 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000195215 | Intel Corp.FR_458140100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000195215 | Hewlett Packard Enterprise Co.FR_42824C109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195215 | TechnipFMC PLCFR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000195215 | Bristol-Myers Squibb Co.FR_110122108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000195215 | Johnson Controls International PLCFR_G51502105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000195215 | U.S. BancorpFR_902973304
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000195215 | eBay, Inc.FR_278642103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000195215 | CME Group, Inc.FR_12572Q105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000195215 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195215 | Omnicom Group, Inc.FR_681919106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000195215 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000195215 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000195215 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000195215 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000195215 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000195215 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000195215 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000195215 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000195215 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000195215 | IndustryHousehold Products
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000164151 | Intel Corp.FR_458140100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000164151 | Hewlett Packard Enterprise Co.FR_42824C109
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000164151 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000164151 | Dow, Inc.FR_260557103
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000164151 | Alcoa Corp.FR_013872106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000164151 | Flex Ltd.FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164151 | Cirrus Logic, Inc.FR_172755100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000164151 | F5, Inc.FR_315616102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000164151 | Akamai Technologies, Inc.FR_00971T101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000164151 | Valero Energy Corp.FR_91913Y100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000164151 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000164151 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000164151 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000164151 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000164151 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000164151 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000164151 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000164151 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000164151 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000164151 | IndustryIndependent Power & Renewable Electricity Producers
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000176162 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000176162 | Texas Instruments, Inc.FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000176162 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000176162 | Morgan StanleyFR_617446448
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000176162 | TE Connectivity PLCFR_G87052109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000176162 | Ross Stores, Inc.FR_778296103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000176162 | RTX Corp.FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000176162 | Allstate Corp.FR_020002101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000176162 | DTE Energy Co.FR_233331107
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000176162 | Ferguson Enterprises, Inc.FR_31488V107
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000176162 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000176162 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000176162 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000176162 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000176162 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000176162 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000176162 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000176162 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000176162 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000176162 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000118430 | AssetPurchased and Written Options
Holdings [Line Items]
Percent of Net Asset Value	48.90%	[1]
C000118430 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000118430 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000118430 | AssetU.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000118430 | AssetRepurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000260454 | AssetPurchased and Written Options
Holdings [Line Items]
Percent of Net Asset Value	48.90%	[2]
C000260454 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000260454 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000260454 | AssetU.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000260454 | AssetRepurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000035926 | Lam Research Corp.FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000035926 | Applied Materials, Inc.FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000035926 | Amphenol Corp.FR_032095101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000035926 | eBay, Inc.FR_278642103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000035926 | Sanmina Corp.FR_801056102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000035926 | WESCO International, Inc.FR_95082P105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000035926 | Baker Hughes Co.FR_05722G100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000035926 | Rush Enterprises, Inc.FR_781846209
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000035926 | Gates Industrial Corp. PLCFR_G39108108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000035926 | Union Pacific Corp.FR_907818108
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[3]
C000035926 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000035926 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000035926 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000035926 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000035926 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000035926 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000035926 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000035926 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000035926 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000035926 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000211480 | Lam Research Corp.FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000211480 | Applied Materials, Inc.FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000211480 | Amphenol Corp.FR_032095101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000211480 | eBay, Inc.FR_278642103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000211480 | Sanmina Corp.FR_801056102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000211480 | WESCO International, Inc.FR_95082P105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000211480 | Baker Hughes Co.FR_05722G100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000211480 | Rush Enterprises, Inc.FR_781846209
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000211480 | Gates Industrial Corp. PLCFR_G39108108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000211480 | Union Pacific Corp.FR_907818108
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[4]
C000211480 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000211480 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000211480 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000211480 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000211480 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000211480 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000211480 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000211480 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000211480 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000211480 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000090298 | AssetPurchased and Written Options
Holdings [Line Items]
Percent of Net Asset Value	79.50%	[5]
C000090298 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000090298 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000090298 | AssetRepurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000090298 | AssetU.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000173616 | AssetPurchased and Written Options
Holdings [Line Items]
Percent of Net Asset Value	79.50%	[6]
C000173616 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000173616 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000173616 | AssetRepurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000173616 | AssetU.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000017538 | EnerSysFR_29275Y102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017538 | WESCO International, Inc.FR_95082P105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017538 | TTM Technologies, Inc.FR_87305R109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017538 | Diodes, Inc.FR_254543101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017538 | Stifel Financial Corp.FR_860630102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017538 | Arcosa, Inc.FR_039653100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017538 | CACI International, Inc.FR_127190304
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017538 | Dycom Industries, Inc.FR_267475101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017538 | FNB Corp.FR_302520101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017538 | Frontdoor, Inc.FR_35905A109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017538 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017538 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017538 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017538 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017538 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000017538 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017538 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000017538 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017538 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017538 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017539 | EnerSysFR_29275Y102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017539 | WESCO International, Inc.FR_95082P105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017539 | TTM Technologies, Inc.FR_87305R109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017539 | Diodes, Inc.FR_254543101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017539 | Stifel Financial Corp.FR_860630102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017539 | Arcosa, Inc.FR_039653100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017539 | CACI International, Inc.FR_127190304
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017539 | Dycom Industries, Inc.FR_267475101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017539 | FNB Corp.FR_302520101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017539 | Frontdoor, Inc.FR_35905A109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017539 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017539 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017539 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017539 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017539 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000017539 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017539 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000017539 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017539 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017539 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000164152 | Zoom Communications, Inc.FR_98980L101
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000164152 | WESCO International, Inc.FR_95082P105
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000164152 | Globus Medical, Inc.FR_379577208
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000164152 | Minerals Technologies, Inc.FR_603158106
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000164152 | Truist Financial Corp.FR_89832Q109
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000164152 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000164152 | InvenTrust Properties Corp.FR_46124J201
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000164152 | MGM Resorts InternationalFR_552953101
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000164152 | Catalyst Pharmaceuticals, Inc.FR_14888U101
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000164152 | World Kinect Corp.FR_981475106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000164152 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000164152 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000164152 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000164152 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000164152 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000164152 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000164152 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000164152 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000164152 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000164152 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017540 | Amphenol Corp.FR_032095101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017540 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017540 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017540 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017540 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017540 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017540 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017540 | Booking Holdings, Inc.FR_09857L108
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017540 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017540 | Parker-Hannifin Corp.FR_701094104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017540 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000017540 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017540 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017540 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017540 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017540 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017540 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017540 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017540 | IndustryGround Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017540 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000035927 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000035927 | Lam Research Corp.FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000035927 | Applied Materials, Inc.FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000035927 | KLA Corp.FR_482480100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000035927 | eBay, Inc.FR_278642103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000035927 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000035927 | F5, Inc.FR_315616102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000035927 | WESCO International, Inc.FR_95082P105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000035927 | Baker Hughes Co.FR_05722G100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000035927 | Catalyst Pharmaceuticals, Inc.FR_14888U101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000035927 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000035927 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000035927 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000035927 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000035927 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000035927 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000035927 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000035927 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000035927 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000035927 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000272247 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000272247 | Lam Research Corp.FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000272247 | Applied Materials, Inc.FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000272247 | KLA Corp.FR_482480100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000272247 | eBay, Inc.FR_278642103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000272247 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000272247 | F5, Inc.FR_315616102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000272247 | WESCO International, Inc.FR_95082P105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000272247 | Baker Hughes Co.FR_05722G100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000272247 | Catalyst Pharmaceuticals, Inc.FR_14888U101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000272247 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000272247 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000272247 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000272247 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000272247 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000272247 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000272247 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000272247 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000272247 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000272247 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	8.60%

[1]	The total percentage of net assets of purchased options and written options were 65.7% and -16.8%, respectively, as of April 30, 2026.
[2]	The total percentage of net assets of purchased options and written options were 65.7% and -16.8%, respectively, as of April 30, 2026.
[3]	Reflects the absolute value market value percentage for this security sold short.
[4]	Reflects the absolute value market value percentage for this security sold short.
[5]	The total percentage of net assets of purchased options and written options were 106.6% and -27.1%, respectively, as of April 30, 2026.
[6]	The total percentage of net assets of purchased options and written options were 106.6% and -27.1%, respectively, as of April 30, 2026.